Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	Forum Funds II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Oct. 26, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015